CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Jan. 31, 2015	Jan. 31, 2014
Revenues	$ 0	$ 0	$ 0	$ 0
Expenses:
Geological and geophysical costs	20,115	44,768	173,057	463,124
Salaries and benefits	74,157	71,780	293,096	513,418
Public relations	5,604	40,587	136,453	210,776
Depreciation	6,298	8,286	27,324	32,827
Legal	21,426	41,814	79,117	177,472
Professional services	18,183	24,150	89,785	51,115
General and administrative	32,810	46,657	223,128	268,236
Travel	1,471	10,181	24,824	46,268
Net operating expenses	180,064	288,223	1,046,784	1,763,236
Loss from operations	(180,064)	(288,223)	(1,046,784)	(1,763,236)
Other income (expense):
Interest income	1	2	5	15
Gain (Loss) on settlement of debt	0	5,322,943	5,322,943	0
Interest expense	(434,095)	(285,218)	(643,430)	(522,953)
Gain (loss) on change in fair value of derivative liability	73,510	274,631	482,697	(31,873)
Total other income (expense)	(360,584)	5,312,358	5,162,215	(554,811)
Net income (loss)	$ (540,648)	$ 5,024,135	$ 4,115,431	$ (2,318,047)
Basic net income (loss) per share of common stock	$ 0.00	$ 0.01	$ 0.00	$ 0.00
Diluted net income (loss) per share of common stock	$ 0.00	$ 0.01	$ 0.00	$ 0.00
Basic weighted average number of shares of common stock outstanding	959,571,781	846,559,898	884,138,341	803,439,114
Diluted weighted average number of shares of common stock outstanding	959,571,781	893,901,745	1,004,926,936	803,439,114